Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENT OF CHANGES IN EQUITY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Shareholders' Equity
Balance	$ 1,102,379	$ 1,270,268	$ 1,105,130
Stock-based compensation	28,241	23,604	16,138
Net income (loss)	(221,657)	60,078	63,641
Exercise of share option and restricted shares vesting	1,367	2,759	4,032
Repurchase of ordinary shares	$ (10,292)	(87,323)	$ (55,574)
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables			$ 229
Receipt of repayment from shareholder			1,605
Balance	$ 929,388	1,102,379	1,270,268
Parent [Member]
Increase (Decrease) in Shareholders' Equity
Balance	1,102,638	1,270,145	1,104,915
Stock-based compensation	28,241	23,604	16,138
Net income (loss)	(220,128)	60,460	63,733
Exercise of share option and restricted shares vesting	1,367	2,759	4,032
Repurchase of ordinary shares	(10,292)	(87,323)	$ (55,574)
Purchase of noncontrolling interest in Jiehun China	119
Decrease in equity interest of Wanmen	(751)
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables			$ 229
Receipt of repayment from shareholder			1,605
Balance	$ 930,544	$ 1,102,638	$ 1,270,145
Treasury shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance
Balance (in shares)
Stock-based compensation
Net income (loss)
Exercise of share option and restricted shares vesting
Exercise of share option and restricted shares vesting (in shares)
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Transfer Class B shares to Class A shares (in shares)
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance
Balance (in shares)
Additional paid-in capital [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 1,224,393	$ 1,285,283	$ 1,319,044
Stock-based compensation	$ 28,241	$ 23,604	$ 16,138
Net income (loss)
Exercise of share option and restricted shares vesting	$ 1,362	$ 2,748	$ 4,013
Repurchase of ordinary shares	(10,281)	(87,242)	$ (55,517)
Purchase of noncontrolling interest in Jiehun China	119
Decrease in equity interest of Wanmen	(751)
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder			$ 1,605
Balance	$ 1,243,083	$ 1,224,393	1,285,283
Subscription receivable [Member]
Increase (Decrease) in Shareholders' Equity
Balance			$ (229)
Stock-based compensation
Net income (loss)
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables			$ 229
Receipt of repayment from shareholder
Balance
Accumulated deficit [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ (137,266)	$ (197,726)	$ (261,459)
Stock-based compensation
Net income (loss)	$ (220,128)	$ 60,460	$ 63,733
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ (357,394)	$ (137,266)	$ (197,726)
Statutory Reserves [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 6,712	$ 6,712	$ 6,712
Stock-based compensation
Net income (loss)
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ 6,712	$ 6,712	$ 6,712
Accumulated other comprehensive income [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 7,774	$ 174,781	$ 39,714
Stock-based compensation
Net income (loss)
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ 37,124	$ 7,774	$ 174,781
Class A ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 720	$ 790	$ 730
Balance (in shares)	720,040,971	789,976,372	729,848,742
Stock-based compensation
Net income (loss)
Exercise of share option and restricted shares vesting	$ 5	$ 11	$ 17
Exercise of share option and restricted shares vesting (in shares)	5,236,230	10,792,736	16,763,199
Repurchase of ordinary shares (in shares)			(56,635,569)
Repurchase of ordinary shares	$ (11)	$ (81)	$ (57)
Repurchase of ordinary shares (in shares)	(10,912,110)	(80,728,137)	(56,635,569)
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares			$ 100
Transfer Class B shares to Class A shares (in shares)			100,000,000
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ 714	$ 720	$ 790
Balance (in shares)	714,365,091	720,040,971	789,976,372
Class B ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 305	$ 305	$ 403
Balance (in shares)	305,388,450	305,388,450	402,680,117
Stock-based compensation
Net income (loss)
Exercise of share option and restricted shares vesting			$ 2
Exercise of share option and restricted shares vesting (in shares)			2,708,333
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares			$ (100)
Transfer Class B shares to Class A shares (in shares)			(100,000,000)
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ 305	$ 305	$ 305
Balance (in shares)	305,388,450	305,388,450	305,388,450
Parent Company [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 1,102,638	$ 1,270,145	$ 1,104,915
Stock-based compensation	28,241	23,604	16,138
Other comprehensive income	29,350	(167,007)	135,067
Net income (loss)	(220,128)	60,460	63,733
Exercise of share option and restricted shares vesting	1,367	2,759	4,032
Repurchase of ordinary shares	$ (10,292)	(87,323)	$ 55,574
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen	$ (751)
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables			$ 229
Receipt of repayment from shareholder			1,605
Balance	$ 930,544	$ 1,102,638	$ 1,270,145
Parent Company [Member] | Treasury shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance
Balance (in shares)
Stock-based compensation
Other comprehensive income
Net income (loss)
Exercise of share option and restricted shares vesting
Exercise of share option and restricted shares vesting (in shares)
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Transfer Class B shares to Class A shares (in shares)
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance
Balance (in shares)
Parent Company [Member] | Additional paid-in capital [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 1,224,393	$ 1,285,283	$ 1,319,044
Stock-based compensation	$ 28,241	$ 23,604	$ 16,138
Other comprehensive income
Net income (loss)
Exercise of share option and restricted shares vesting	$ 1,362	$ 2,748	$ 4,013
Repurchase of ordinary shares	(10,281)	(87,242)	$ (55,517)
Purchase of noncontrolling interest in Jiehun China	119
Decrease in equity interest of Wanmen	(751)
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder			$ 1,605
Balance	$ 1,243,083	$ 1,224,393	1,285,283
Parent Company [Member] | Subscription receivable [Member]
Increase (Decrease) in Shareholders' Equity
Balance			$ (229)
Stock-based compensation
Other comprehensive income
Net income (loss)
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables			$ 229
Receipt of repayment from shareholder
Balance
Parent Company [Member] | Accumulated deficit [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ (130,554)	$ (191,014)	$ (254,747)
Stock-based compensation
Other comprehensive income
Net income (loss)	$ (220,128)	$ 60,460	$ 63,733
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ (350,682)	$ (130,554)	$ (191,014)
Parent Company [Member] | Accumulated other comprehensive income [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 7,774	$ 174,781	$ 39,714
Stock-based compensation
Other comprehensive income	$ 29,350	$ (167,007)	$ 135,067
Net income (loss)
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ 37,124	$ 7,774	$ 174,781
Parent Company [Member] | Class A ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 720	$ 790	$ 730
Balance (in shares)	720,040,971	789,976,372	729,848,742
Stock-based compensation
Other comprehensive income
Net income (loss)
Exercise of share option and restricted shares vesting	$ 5	$ 11	$ 17
Exercise of share option and restricted shares vesting (in shares)	5,236,230	10,792,736	16,763,199
Repurchase of ordinary shares	$ (11)	$ (81)	$ (57)
Repurchase of ordinary shares (in shares)	(10,912,110)	(80,728,137)	(56,635,569)
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares			$ 100
Transfer Class B shares to Class A shares (in shares)			100,000,000
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ 714	$ 720	$ 790
Balance (in shares)	714,365,091	720,040,971	789,976,372
Parent Company [Member] | Class B ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 305	$ 305	$ 403
Balance (in shares)	305,388,450	305,388,450	402,680,117
Stock-based compensation
Other comprehensive income
Net income (loss)
Exercise of share option and restricted shares vesting			$ 2
Exercise of share option and restricted shares vesting (in shares)			2,708,333
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Purchase of noncontrolling interest in Jiehun China
Decrease in equity interest of Wanmen
Transfer Class B shares to Class A shares			$ (100)
Transfer Class B shares to Class A shares (in shares)			(100,000,000)
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	$ 305	$ 305	$ 305
Balance (in shares)	305,388,450	305,388,450	305,388,450